Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
As a result of Atlas' deferred tax assets, the effective tax rate was 0.0% for the three month period ended September 30, 2013, and 1.8% for the nine month period ended September 30, 2013, compared to the U.S. statutory income tax rate of 34% as shown below (all amounts in '000s):

	Three Month Periods Ended				Nine Month Periods Ended
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Amount	%	Amount	%	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$578	34.0%	$563	34.0%	$1,385	34.0%	$653	34.0%
Change in valuation allowance	(1,165)	(68.6)%	(566)	(34.2)%	(2,096)	(51.4)%	(658)	(34.2)%
Nondeductible expenses	9	0.5%	5	0.3%	159	3.9%	10	0.5%
Other	578	34.1%	(2)	(0.1)%	624	15.3%	(5)	(0.3)%
Total	$—	—%	$—	—%	$72	1.8%	$—	—%

The effective tax rate was 0.0% and (32.0)% for the years ended December 31, 2012 and 2011, respectively, compared to the U.S. statutory income tax rate of 34% as shown below(all amounts in '000s):

	2012		2011
	Amount	%	Amount	%
Expected income tax expense/(benefit) at statutory rate	$1,076	34.0%	$(1,235)	(34.0)%
Change in valuation allowance	(1,119)	(35.3)%	—	—%
Nondeductible expenses	48	1.5%	5	0.1%
Tax implications of qualifying transaction	—	—%	75	2.1%
Other	(5)	(0.2)%	(8)	(0.2)%
Total	$—	—%	$(1,163)	(32.0)%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consists of the following for the nine month periods ended September 30, 2013 and September 30, 2012:

	2013	2012
Current tax expense/(benefit)	$703	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	(631)	—
Total	$72	$—

Income tax expense consists of the following for the year ended December 31, 2012 and December 31, 2011:

	2012	2011
Current tax expense/(benefit)	$—	$—
Deferred tax (benefit)/expense, net of change in valuation allowance	—	(1,163)
Total	$—	$(1,163)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred income tax assets and liabilities as of September 30, 2013 and December 31, 2012 are as follows (all amounts in '000s):

	September 30, 2013	December 31, 2012
Deferred tax assets:
Unpaid claims and unearned premiums	$5,007	$3,144
Taxable loss carry-forwards	15,347	16,128
Bad debts	332	164
Other	1,014	907
Valuation allowance	(10,153)	(11,242)
Total deferred tax assets, net of allowance	11,547	9,101

Deferred tax liabilities:
Investment securities	584	910
Deferred policy acquisition costs	2,278	1,280
Other	74	306
Total gross deferred tax liabilities	2,936	2,496
Net deferred tax assets	$8,611	$6,605

The components of deferred income tax assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$3,144	$3,004
Taxable loss carry-forwards	16,128	15,558
Bad debts	164	1,297
Other	907	1,338
Valuation allowance	(11,242)	(12,361)
Total deferred tax assets, net of allowance	9,101	8,836

Deferred tax liabilities:
Investment securities	910	740
Deferred policy acquisition costs	1,280	1,027
Other	306	294
Total gross deferred tax liabilities	2,496	2,061
Net deferred tax assets	$6,605	$6,775

Summary of Operating Loss Carryforwards [Table Text Block]
Amounts and expiration dates of the operating loss carry forwards as of September 30, 2013 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$12,039
2002	2022	4,317
2006	2026	7,825
2007	2027	3,763
2008	2028	1,949
2009	2029	1,949
2010	2030	2,296
2011	2031	10,183
2012	2032	817
Total		$45,138

Amounts and expiration dates of the operating loss carry forwards as of December 31, 2012 are as follows (all amounts in '000s):

Year of Occurrence	Year of Expiration	Amount
2001	2021	$14,750
2002	2022	4,317
2006	2026	7,825
2007	2027	5,131
2008	2028	1,949
2009	2029	1,949
2010	2030	1,949
2011	2031	9,349
2012	2032	216
Total		$47,435